Lease liabilities - Summary of Lease liabilities Discounted (Detail) - USD ($)	Apr. 30, 2022	Oct. 31, 2021	Oct. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Current	$ 4,858,940	$ 2,868,795	$ 591,355
Non-Current	30,118,752	26,496,074	3,021,815
Total	34,977,692	29,364,869	3,613,170
Premises
Disclosure of quantitative information about right-of-use assets [line items]
Current	4,812,935	2,836,348	565,296
Non-Current	29,996,185	26,366,448	2,949,707
Total	34,809,120	29,202,796	3,515,003
Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Current	46,005	32,447	26,059
Non-Current	122,567	129,626	72,108
Total	$ 168,572	$ 162,073	$ 98,167